Schedule of Reconciliation of Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Applicable income tax rate	12.00%	12.00%	12.00%
Non-taxable income
Tax losses not expected to be utilized	(13.40%)	(0.10%)	(17.80%)
Tax effect on overseas withholding tax	(2.30%)	2.10%	(22.80%)
Tax effect on over-provision in prior years		(2.00%)	20.00%
Tax effect on change in valuation allowance	(11.80%)	5.50%
Tax effect on tax allowance		(0.10%)	2.60%
Effective tax rate	(15.50%)	17.40%	(6.00%)